Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Total revenue	$ 172,211,331	$ 164,481,414	$ 142,812,726
Total cost of revenue	(141,533,720)	(128,175,996)	(109,865,595)
Gross profit	30,677,611	36,305,418	32,947,131
Operating income (expenses):
Selling and marketing expenses	(4,173,712)	(5,180,682)	(4,573,344)
Research and development expenses	(6,668,643)	(5,815,555)	(7,155,949)
General and administrative expenses	(30,595,509)	(31,852,179)	(25,120,010)
Impairment of goodwill	(1,435,782)	(129,270)
Subsidies and other operating income	733,657	1,294,964	1,363,757
Total operating expenses	(42,139,989)	(41,682,722)	(35,485,546)
Loss from operations	(11,462,378)	(5,377,304)	(2,538,415)
Other income	858,058	1,237,678	1,251,465
Other expenses	(1,550,879)	(935,988)	(556,415)
Loss before income tax and share of income (loss) in equity investees	(12,155,199)	(5,075,614)	(1,843,365)
Provision for income taxes	216,939	947,529	160,725
Loss before share of income (loss) in equity investees	(12,372,138)	(6,023,143)	(2,004,090)
Share of income (loss) in equity investees, net of tax	(556,463)	(403,421)	156,780
Net loss	(12,928,601)	(6,426,564)	(1,847,310)
Less: net income attributable to noncontrolling interest	252,758	623,170	482,655
Net loss attributable to CLPS Incorporation’s shareholders	(13,181,359)	(7,049,734)	(2,329,965)
Other comprehensive income (loss)
Foreign currency translation income (loss)	693,977	1,265,061	(355,386)
Less: foreign currency translation income (loss) attributable to noncontrolling interests	92,349	14,666	(78)
Other comprehensive income (loss) attributable to CLPS Incorporation’s shareholders	601,628	1,250,395	(355,308)
Comprehensive loss attributable to CLPS Incorporation’s shareholders	(12,579,731)	(5,799,339)	(2,685,273)
Comprehensive income attributable to noncontrolling interests	345,107	637,836	482,577
Comprehensive loss	$ (12,234,624)	$ (5,161,503)	$ (2,202,696)
Basic losses earnings per common share (in Dollars per share)	$ (0.45)	$ (0.26)	$ (0.09)
Weighted average number of share outstanding – basic (in Shares)	29,377,255	27,533,182	25,213,012
Diluted losses earnings per common share (in Dollars per share)	$ (0.45)	$ (0.26)	$ (0.09)
Weighted average number of share outstanding – diluted (in Shares)	29,377,255	27,533,182	25,213,012
Third Parties
Total revenue	$ 171,891,780	$ 164,229,721	$ 142,725,554
Total cost of revenue	(141,279,868)	(127,987,226)	(109,795,857)
Related Parties
Total revenue	319,551	251,693	87,172
Total cost of revenue	$ (253,852)	$ (188,770)	$ (69,738)